Investment Strategy - SIT MID CAP GROWTH FUND INC	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks that, at the time of purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Growth Index during the most recent 12‑month period. The Russell Midcap® Growth Index ranged from approximately $1.07 billion to $127 billion during the 12‑month period ended September 30, 2025.
Sit Investment Associates, Inc. (the “Adviser”) invests in domestic growth-oriented medium to small companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.